Long-Term Investments	12 Months Ended
Dec. 31, 2020
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

Note 9 – LONG-TERM INVESTMENTS

Equity Method Investment

On August 2, 2019, the Company invested (approximately $144,000 (RMB 1,000,000) in Yantai Hengqingyuan Eco-Technology Co., Ltd. (“Hengqingyuan”), an environmental technology development company that was newly established in 2019, representing a 20% equity interest in Hengqingyuan. Yantai Guotai Investment Co., Ltd., a government-controlled entity, owns the other 80% equity interest of Hengqingyuan. The investment is accounted for under equity method in accordance with ASC 323. During the years ended December 31, 2020 and 2019, the Company recognized its proportionate share of Hengqingyuan’s net loss in the amount of $32,082 and $17,023, respectively, in the consolidated statements of income and comprehensive income.

Equity Investment Using Measurement Alternative

On December 31, 2019, the Company invested approximately $2,870,000 (RMB 20,000,000) in Yantai Jincai Eco-Technology Co., Ltd (“Jincai”), an environmental technology development company that was newly established in 2019, representing a 40% equity interest in Jincai. Yantai Caijin Investment Holdings Co. (“Caijin”), a government-controlled entity, owns the other 60% equity interest of Jincai. The investment was accounted for under equity method in accordance with ASC 323. On January 2, 2020, the owners of Jincai increased their respective invested capital in Jincai, as a result, the Company invested additional amount of approximately $2,873,000 (RMB 20,000,000) in Jincai with its equity interest percentage remains the same. On November 25, 2020, the Company sold 30% of its equity interest in Jincai to Yantai Zhengcaiqingyuan Investment Holdings Co., Ltd (“Zhengcaiqingyuan”), a government-controlled entity, for consideration of approximately $4,561,000 (RMB 30,000,000), and reduced the Company’s equity interest to 10%. The Company lost the significant influence with retained investment and discontinues using equity method accounting following the disposal.

During the period from January 1, 2020 through November 25, 2020, the Company recognized its proportionate share of Jincai’s net loss in the amount of $214,000 (RMB 1,479,704) in the consolidated statements of income and comprehensive income. The Company also recognized a loss on equity investment of approximately $1,901,000 (RMB 13,117,789) as a result of the elimination of intra-entity profit related to the sale of equipment to Jincai. As of November 25, 2020, the carrying amount of the 40% equity interest in Jincai was approximately $3,891,000 (RMB 25,402,506). The difference between the consideration received and the carrying amount of the 30% equity interest was recorded as a gain from disposal of equity investment of approximately $1,677,000 (RMB 10,948,120) in the consolidated statements of income and comprehensive income. The carrying amount of the investment in Jincai after the disposal was approximately $973,000 (RMB 6,350,627) as of December 31, 2020.

Since Jincai does not have readily determinable fair value as a privately held company, the Company elected to use the measurement alternative to measure the investment at cost, which is the carrying amount as of November 25, 2020, and subsequently adjusted for any impairment and observable price changes.

The Company reviews its investments for impairment based on performance and financial position of the investees as well as other evidence of market value. The Company did not record any impairment loss associated with its investments in Hengqingyuan and Jincai for the years ended December 31, 2020 and 2019.

On March 20, 2020, Jincai entered into a loan agreement with Shanghai Pudong Development Bank to borrow approximately $14,100,000 (RMB 100,000,000) due on March 19, 2023 for business purpose. The loan bears an annual interest rate of approximately 5.43% payable monthly. The loan is guaranteed by Jincai’s owners, Caijin and Jinzheng. The loan is also jointly guaranteed by Yuebiao Li, the Chief Executive Officer and Chairman of the Board, and his wife.